Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 Customer Country	Dec. 31, 2023 Customer	Dec. 31, 2022 Customer
Disclosure Of Operating Segments [Line Items]
Number of countries in which revenues arise from operations | Country	40
Percentage of revenue by region	10.00%
Percentage of revenue from top 10 merchants	62.00%	60.00%	50.00%
Number of customers accounted for more than 10% of total revenue on individual level | Customer	2	1	0